Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Intangible Assets Subject to Amortization

The components of intangible assets subject to amortization at December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	362,130	244,188	342,322	217,654
Customer relationships	156,679	27,263	162,832	22,463
Patents and developed technology	123,831	36,029	121,886	27,085
Trademarks	44,449	12,062	48,823	9,890
License fees	16,071	6,461	13,565	6,375
Other	19,319	9,859	18,592	8,136

	722,479	335,862	708,020	291,603

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2018 and 2017 were as follows:

	Year ended December 31, 2018
	Office	Imaging System	Medical System	Industry and Others	Unallocated	Total
		(Millions of yen)
Goodwill – gross	135,125	52,561	499,915	283,577	—	971,178
Accumulated impairment losses	(22,069)	—	—	(12,387)	—	(34,456)

Balance at beginning of year	113,056	52,561	499,915	271,190	—	936,722
Goodwill acquired during the year	—	—	1,521	6,106	—	7,627
Translation adjustments and other	(5,966)	(3,891)	(540)	(25,441)	—	(35,838)

Goodwill – gross	127,860	48,670	500,896	263,513	—	940,939
Accumulated impairment losses	(20,770)	—	—	(11,658)	—	(32,428)

Balance at end of year	107,090	48,670	500,896	251,855	—	908,511

	Year ended December 31, 2017
	Office	Imaging System	Medical System	Industry and Others	Unallocated *1	Total
		(Millions of yen)
Balance at beginning of year *3	124,993	49,034	—	269,719	492,678	936,424
Goodwill acquired during the year	857	236	—	2,394	—	3,487
Transfer *1	—	—	499,855	(7,177)	(492,678)	—
Impairment loss *2, 3	(21,721)	—	—	(12,191)	—	(33,912)
Translation adjustments and other *3	8,927	3,291	60	18,445	—	30,723

Balance at end of year	113,056	52,561	499,915	271,190	—	936,722

*1

Canon did not complete the allocation of goodwill to the segments for impairment testing which was attributable to the acquisition of CMSC as of December 31, 2016. Based on the realignment of Canon’s internal reporting and management structure, Canon newly established Medical System Business Unit effective at the beginning of the second quarter of 2017. Goodwill related to CMSC as well as goodwill related to certain medical business which was previously included in Industry and Others Business Unit have been transferred to Medical System Business Unit.

*2

After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit’s fair value.

*3

Based on the realignment of Canon’s internal reporting and management structure, from the beginning of the third quarter of 2018, Canon has reclassified certain businesses from Office Business Unit to Industry and Others Business Unit. The goodwill balance at the beginning of the year ended December 31, 2017 has been restated to reflect the transfer of ¥11,263 million in goodwill between the segments. Impairment loss of ¥12,191 million and translation adjustments and other of ¥928 million for the year ended December 31, 2017 related to the reclassified business were restated from Office Business Unit to Industry and Others Business Unit, accordingly.